Intangible Assets - Balances of goodwill (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Summary of intangible assets [line items]
Goodwill	R$ 931,808	R$ 1,525,088
Extrafarma [member]
Summary of intangible assets [line items]
Goodwill acquisition gross	661,553	661,553
Goodwill acquisition impairment	R$ (593,280)
Segment	Extrafarma
Goodwill	R$ 68,273	661,553
Ipiranga [member]
Summary of intangible assets [line items]
Segment	Ipiranga
Goodwill	R$ 276,724	276,724
Uniao Terminais [member]
Summary of intangible assets [line items]
Segment	Ultracargo
Goodwill	R$ 211,089	211,089
Texaco [member]
Summary of intangible assets [line items]
Segment	Ipiranga
Goodwill	R$ 177,759	177,759
Iconic (CBLSA)[member]
Summary of intangible assets [line items]
Segment	Ipiranga
Goodwill	R$ 69,807	69,807
Oxiteno Uruguay [member]
Summary of intangible assets [line items]
Segment	Oxiteno
Goodwill	R$ 44,856	44,856
Temmar [member]
Summary of intangible assets [line items]
Segment	Ultracargo
Goodwill	R$ 43,781	43,781
DNP [member]
Summary of intangible assets [line items]
Segment	Ipiranga
Goodwill	R$ 24,736	24,736
Repsol [member]
Summary of intangible assets [line items]
Segment	Ultragaz
Goodwill	R$ 13,403	13,403
TEAS Terminal Exportador de Alcool de Santos Ltda. [member]
Summary of intangible assets [line items]
Segment	Ultracargo
Goodwill	R$ 797	797
Others [member]
Summary of intangible assets [line items]
Segment	Oxiteno
Goodwill	R$ 583	R$ 583